   As filed with the Securities and Exchange Commission on April 24, 2003


                                                      Registration No. 333-30706
                                                                       811-08904


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                         Post-Effective Amendment No. 11                   ( X )


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 41                          ( X )


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                             William J. Evers Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

Richard Choi, Esq.                               Sheila K. Davidson, Esq.
Foley & Lardner                                  Senior Vice President
3000 K Street                                    and General Counsel
Suite 500                                        New York Life Insurance Company
Washington, DC 20097-5109                        51 Madison Avenue
                                                 New York, New York  10010


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]     on May 30, 2003 pursuant to paragraph (b) of Rule 485.


[ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ]     on ___________ pursuant to paragraph (a) (1) of Rule 485.

[x] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effectiveness date for a previously filed post-effective amendment.

Title of Securities Being Registered:
        Units of interest in a separate account under variable annuity contracts

        This filing is made solely to delay the effective date of Post-Effective Amendment No. 9 to this Registration Statement. Parts A,B and C of that Post-Effective Amendment 9 of this Form N-4 Registration Statement NO. 333-30706, filed on February 14, 2003 are incorporated herein by reference.

                                   SIGNATURES

      Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 24th day of April, 2003.

                                            NYLIAC VARIABLE UNIVERSAL LIFE
                                            SEPARATE ACCOUNT - I
                                            (Registrant)


                                            By  /s/ David J. Krystel
                                               ---------------------------------
                                                  David J. Krystel
                                                  Vice President

                                            NEW YORK LIFE INSURANCE AND ANNUITY
                                            CORPORATION
                                            (Depositor)


                                            By  /s/ David J. Krystel
                                               ---------------------------------
                                                  David J. Krystel
                                                  Vice President


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Frank M. Boccio*                          Director
Carmela Condon*                           Vice President and Controller
                                          (Principal Accounting Officer)
Michael G. Gallo*                         Director
Solomon Goldfinger*                       Director
Phillip J. Hildebrand*                    Director
Theodore A. Mathas*                       Director
Anne F. Pollack*                          Director
Robert D. Rock*                           Director
Frederick J. Sievert*                     Director and President
                                          (Principal Executive Officer)
Michael E. Sproule*                       Director
Seymour Sternberg*                        Director
George J. Trapp*                          Director


*By  /s/ David J. Krystel
    ----------------------------------------
      David J. Krystel
      Attorney-in-Fact
      April 24, 2003
*Pursuant to Powers of Attorney previously filed.